Other Equity Matters	3 Months Ended
Mar. 31, 2026
Equity [Abstract]
Other Equity Matters	Other Equity Matters
During the three months ended March 31, 2026 and 2025, the Company paid cash dividends of $200.00 million and $150.0 million, respectively, on the common shares of the Company to Parent.

Preference Shares

The following table summarizes the Company's preference share issuances as of March 31, 2026 (each, a "Series"):

Preference Share Series	Issuance	Liquidation Preference (in thousands)	# of Shares(1)
Series A 8.50% Cumulative Redeemable Perpetual Preference Shares ("Series A")	March 2019	$86,250	3,450,000
Series B 8.00% Cumulative Redeemable Perpetual Preference Shares ("Series B")	June 2019	143,750	5,750,000
Series C 7.375% Cumulative Redeemable Perpetual Preference Shares ("Series C")	November 2019	175,000	7,000,000
Series D 6.875% Cumulative Redeemable Perpetual Preference Shares ("Series D")	January 2020	150,000	6,000,000
Series E 5.75% Cumulative Redeemable Perpetual Preference Shares ("Series E")	August 2021	175,000	7,000,000
Series F 7.625% Cumulative Redeemable Perpetual Preference Shares ("Series F")	February 2025	150,000	6,000,000
Series G 7.500% Cumulative Redeemable Perpetual Preference Shares ("Series G")	January 2026	$175,000	7,000,000
		$1,055,000	42,200,000
(1)     Represents number of shares authorized, issued, and outstanding.

Triton's preference shares are listed on the New York Stock Exchange.

On January 12, 2026, the Company completed a public offering of the Series G Preference Shares and received $169.1 million in aggregate net proceeds after deducting underwriting discounts and offering expenses of $5.9 million. The net proceeds from the sale of the Series G Preference Shares were used for general corporate purposes.

Each Series of preference shares may be redeemed at the Company’s option, at any time after approximately five years from original issuance, in whole or in part at a redemption price, plus an amount equal to all accumulated and unpaid dividends, whether or not declared. The Company may also redeem each Series of preference shares prior to the expiration of the five year period upon the occurrence of certain events as described in each instrument, such as (i) a Change of Control Triggering Event (as defined for each Series), (ii) for Series E, F and G, a Rating Agency Event (as defined for such series) and for series F and G, a Change of Control (as defined for such series). If the Company does not elect to redeem a Series upon the occurrence of a Change of Control Triggering Event for such series, holders may have the right to convert their preference shares into common shares in certain circumstances.

Holders of preference shares generally have no voting rights. If the Company fails to pay dividends for six or more quarterly periods (whether or not consecutive), holders of each Series of preference shares, voting together as a class, will be entitled to elect two additional directors to the Board of Directors and the size of the Board of Directors will be increased to accommodate such election. Such right to elect two directors will continue until such time as there are no accumulated and unpaid dividends in arrears.
Dividends

Dividends on each preference share Series are cumulative from the date of original issue and are payable quarterly in arrears on the 15th day of March, June, September and December of each year, when, as and if declared by the Company's Board of Directors. Dividends are payable equal to the stated rate per annum of the $25.00 liquidation preference per share. All Series rank senior to the Company's common shares with respect to dividend rights and rights upon the Company's liquidation, dissolution or winding up, whether voluntary or involuntary.

The Company paid the following quarterly dividends on its issued and outstanding Series (in millions except for the per-share amounts):

	Three Months Ended March 31,
	2026		2025
Series	Per Share Payment	Aggregate Payment	Per Share Payment	Aggregate Payment
A(1)	$0.53	$1.8	$0.53	$1.8
B	$0.50	$2.9	$0.50	$2.9
C(1)	$0.46	$3.2	$0.46	$3.2
D(1)	$0.43	$2.6	$0.43	$2.6
E(1)	$0.36	$2.5	$0.36	$2.5
F(1)(2)	$0.48	$2.9	$0.21	$1.3
G(1)(3)	$0.33	$2.3	—	—
Total		$18.2		$14.3
(1)     Per share payments rounded to the nearest whole cent.
(2)     Issued in February 2025.
(3)     Issued in January 2026.

As of March 31, 2026, the Company had cumulative unpaid preference share dividends of $3.2 million.